UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.Fidelity.com/goto/proxyguidelines, call 1-800-622-3175, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Note to shareholders: Ken Anderson became Portfolio Manager of Retirement Money Market Portfolio on April 1, 2004, after the period covered by this report.

Annual Report

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
		Principal Amount (000s)	Value (Note 1) (000s)
Conoco, Inc. 1.28%, 4/15/04		$ 5,000	$ 5,028
Certificates of Deposit - 27.0%
Due Date	Annualized Yield at Time of Purchase
London Branch, Eurodollar, Foreign Banks - 18.1%
Barclays Bank PLC
3/8/04	1.16	100,000	100,000
3/18/04	1.13	100,000	100,000
5/12/04	1.20	30,000	30,000
11/10/04	1.25	150,000	150,000
Credit Agricole Indosuez
5/12/04	1.21	80,000	80,000
8/5/04	1.39	70,000	70,000
8/5/04	1.40	70,000	70,000
11/2/04	1.25	150,000	150,000
12/31/04	1.27	100,000	100,000
Credit Lyonnais SA
3/9/04	1.16	200,000	200,000
Dresdner Bank AG
4/19/04	1.15	70,000	70,000
HBOS Treasury Services PLC
3/1/04	1.15	244,000	244,000
8/11/04	1.13	150,000	150,000
ING Bank NV
3/9/04	1.10	60,000	60,000
Landesbank Hessen-Thuringen
5/12/04	1.21	145,000	145,000
National Australia Bank Ltd.
1/10/05	1.42	150,000	150,000
Nordea Bank Finland PLC
4/15/04	1.12	150,000	150,000
Unicredito Italiano Spa
3/5/04	1.10	100,000	100,000
3/5/04	1.12	30,000	30,000
3/9/04	1.10	90,000	90,000
3/12/04	1.11	480,000	480,000
3/31/04	1.10	100,000	100,000
			2,819,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - 8.9%
Banco Bilbao Vizcaya Argentaria SA
3/23/04	1.11% (b)	$ 55,000	$ 54,994
BNP Paribas SA
3/1/04	1.04 (b)	235,000	234,971
8/5/04	1.41	60,000	60,000
8/16/04	1.30	150,000	150,000
Canadian Imperial Bank of Commerce
3/15/04	1.11 (b)	145,000	145,000
Credit Agricole Indosuez
3/29/04	1.03 (b)	65,000	64,995
Deutsche Bank AG
7/26/04	1.26	90,000	90,000
11/26/04	1.23	150,000	150,000
Royal Bank of Canada
3/1/04	1.04 (b)	115,000	114,988
Societe Generale
3/1/04	1.04 (b)	210,000	209,968
3/1/04	1.05 (b)	105,000	105,000
			1,379,916
TOTAL CERTIFICATES OF DEPOSIT			4,198,916
Commercial Paper - 12.4%

Alliance & Leicester PLC
4/26/04	1.22	5,000	4,991
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/8/04	1.05	90,000	89,982
3/18/04	1.04	100,000	99,951
3/18/04	1.05	50,000	49,975
3/22/04	1.04	50,000	49,970
3/23/04	1.04	5,000	4,997
3/25/04	1.04	25,000	24,983
4/22/04	1.05	40,000	39,939
Citicorp
3/25/04	1.04	10,000	9,993
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler NA Holding Corp.
3/2/04	1.26%	$ 10,000	$ 10,000
3/3/04	1.26	10,000	9,999
3/4/04	1.26	15,000	14,998
3/22/04	1.24	25,000	24,982
3/24/04	1.24	15,000	14,988
4/13/04	1.25	50,000	49,925
Dominion Resources, Inc.
3/15/04	1.12	5,000	4,998
Dresdner U.S. Finance, Inc.
4/19/04	1.15	70,000	69,891
Eagle Funding Capital Corp.
3/12/04	1.05	25,000	24,992
Emerald (MBNA Credit Card Master Note Trust)
5/11/04	1.06	10,000	9,979
FCAR Owner Trust
3/4/04	1.12	35,000	34,997
Ford Motor Credit Co.
3/17/04	1.40	60,000	59,963
3/22/04	1.40	60,000	59,951
GE Capital International Funding, Inc.
5/20/04	1.05	105,000	104,755
General Electric Capital Corp.
5/3/04	1.15	100,000	99,801
5/4/04	1.19	50,000	49,895
7/7/04	1.26	150,000	149,333
7/8/04	1.26	60,000	59,731
Govco, Inc.
3/8/04	1.10	50,000	49,989
Grampian Funding Ltd.
6/11/04	1.05	195,000	194,420
Mont Blanc Capital Corp.
3/22/04	1.04	10,000	9,994
4/14/04	1.05	25,000	24,968
Motown Notes Program
3/3/04	1.13	37,000	36,998
3/9/04	1.12	77,000	76,981
5/20/04	1.06	45,000	44,894
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Newcastle (Discover Card Master Trust)
4/16/04	1.05%	$ 50,000	$ 49,933
4/19/04	1.05	25,000	24,964
Paradigm Funding LLC
3/22/04	1.04	15,000	14,991
Park Granada LLC
3/10/04	1.13	10,000	9,997
3/11/04	1.12	20,000	19,994
3/15/04	1.12	15,000	14,993
3/15/04	1.13	85,000	84,963
Preferred Receivables Funding Corp.
3/10/04	1.10	30,000	29,992
Sears Roebuck Acceptance Corp.
3/9/04	1.12	10,000	9,998
Yorktown Capital LLC
3/19/04	1.04	5,000	4,997
TOTAL COMMERCIAL PAPER			1,931,025
Federal Agencies - 23.4%

Fannie Mae - 13.2%
Agency Coupons - 7.0%
3/2/04	1.48	100,000	100,000
3/3/04	1.48	15,000	15,000
3/10/04	1.11 (b)	100,000	100,000
10/1/04	1.53	50,000	50,000
10/1/04	1.55	50,000	50,000
10/25/04	1.35	200,000	200,000
11/2/04	1.35	100,000	100,000
11/15/04	1.43	80,000	80,000
12/15/04	1.62	150,000	150,000
2/15/05	1.40	100,000	100,000
3/29/05	1.40	150,000	150,000
			1,095,000
Discount Notes - 6.2%
5/5/04	1.18	70,000	69,852
6/10/04	1.21	200,000	199,327
6/14/04	1.21	500,000	498,249
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - continued
11/12/04	1.50%	$ 100,000	$ 98,948
12/10/04	1.35	100,000	98,951
			965,327
			2,060,327
Federal Home Loan Bank - 8.4%
Agency Coupons - 8.1%
3/21/04	1.10 (b)	400,000	399,879
3/25/04	1.01 (b)	72,000	71,945
4/19/04	1.04 (b)	19,000	18,991
7/6/04	1.23	150,000	150,000
8/4/04	1.25	160,000	160,000
9/24/04	1.44	53,000	53,000
2/25/05	1.40	400,000	400,000
			1,253,815
Discount Notes - 0.3%
5/5/04	1.16	50,000	49,896
			1,303,711
Freddie Mac - 1.8%
Agency Coupons - 0.5%
7/27/04	1.20	75,000	75,000
Discount Notes - 1.3%
3/1/04	1.10	37,950	37,950
5/20/04	1.16	72,000	71,816
2/8/05	1.33	100,000	98,748
			208,514
			283,514
TOTAL FEDERAL AGENCIES			3,647,552
Bank Notes - 0.8%

National City Bank, Indiana
3/1/04	1.04 (b)	125,000	124,975
Master Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Companies, Inc.
3/10/04	1.14%	$ 35,000	$ 35,000
General Motors Acceptance Corp. Mortgage Credit
3/1/04	1.60 (c)	150,000	150,000
Goldman Sachs Group, Inc.
3/2/04	1.19 (c)	140,000	140,000
7/8/04	1.25 (c)	104,000	104,000
8/26/04	1.22 (c)	101,000	101,000
9/14/04	1.21	135,000	135,000
TOTAL MASTER NOTES			665,000
Medium-Term Notes - 9.2%

Allstate Life Global Funding II
3/15/04	1.09 (a)(b)	20,000	20,000
American Express Credit Corp.
3/22/04	1.11 (a)(b)	50,000	49,975
Australia & New Zealand Banking Group Ltd.
3/5/04	1.23 (b)	10,000	10,000
Bank One NA, Chicago
3/1/04	1.03 (b)	25,000	24,998
3/1/04	1.04 (b)	20,000	20,000
Descartes Funding Trust
3/15/04	1.09 (b)	30,000	30,000
GE Capital Assurance Co.
3/2/04	1.22 (b)(c)	48,000	48,000
GE Life & Annuity Assurance Co.
3/1/04	1.21 (b)(c)	75,000	75,000
General Electric Capital Corp.
3/9/04	1.18 (b)	100,000	100,000
3/17/04	1.17 (b)	158,000	158,036
Harwood Street Funding I LLC
3/22/04	1.15 (b)	35,000	35,000
HBOS Treasury Services PLC
3/24/04	1.16 (b)	145,000	145,000
Household Finance Corp.
5/18/04	1.12 (b)	40,000	40,000
Morgan Stanley
3/4/04	1.10 (b)	35,000	35,000
3/29/04	1.10 (b)	80,000	80,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
National City Bank, Indiana
3/1/04	1.05% (b)	$ 100,000	$ 99,995
Royal Bank of Canada
3/10/04	1.08 (b)	15,000	15,000
SLM Corp.
3/1/04	1.10 (a)(b)	85,000	85,000
Verizon Global Funding Corp.
3/15/04	1.26 (b)	95,000	95,003
3/15/04	1.62 (b)	155,000	155,000
Wachovia Bank NA
4/28/04	1.12 (b)	25,000	25,002
Wells Fargo & Co. New
3/2/04	1.12 (b)	60,000	60,000
Westpac Banking Corp.
6/11/04	1.10 (b)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			1,436,009
Short-Term Notes - 2.7%

Hartford Life Insurance Co.
3/1/04	1.32 (b)(c)	41,000	41,000
Jackson National Life Insurance Co.
4/1/04	1.30 (b)(c)	36,000	36,000
Metropolitan Life Insurance Co.
3/1/04	1.11 (b)	20,000	20,000
4/1/04	1.35 (b)(c)	45,000	45,000
5/3/04	1.29 (b)(c)	20,000	20,000
Monumental Life Insurance Co.
3/1/04	1.24 (b)(c)	10,000	10,000
3/1/04	1.27 (b)(c)	45,000	45,000
New York Life Insurance Co.
4/1/04	1.29 (b)(c)	125,000	125,000
Pacific Life Insurance Co.
3/11/04	1.32 (b)(c)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/04	1.30 (b)(c)	55,000	55,000
Travelers Insurance Co.
5/22/04	1.23 (b)(c)	10,000	10,000
TOTAL SHORT-TERM NOTES			422,000
Municipal Securities - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.07% 2/1/05, LOC Sallie Mae
3/4/04	1.07% (a)(b)	$ 75,000	$ 75,000
LoanStar Assets Partners LP Student Ln. Rev. Series A, 1.08%, LOC State Street Bank & Trust Co., Boston, VRDN
3/8/04	1.08 (b)	75,000	75,000
TOTAL MUNICIPAL SECURITIES			150,000
Repurchase Agreements - 20.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/27/04 due 3/1/04 At 1.07%)	$ 568,633	568,582
With:
Banc of America Securities LLC At 1.14%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $460,718, 1.47% - 12.75%, 4/1/04 - 5/15/49)	500,048	500,000
Countrywide Securities Corp. At 1.13%, dated 1/30/04 due 4/29/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $215,618, 1.31% - 4.14%, 4/15/30 - 10/25/43)	205,579	205,000
Goldman Sachs & Co. At:
1.12%, dated 2/27/04 due 4/8/04 (Collateralized by Corporate Obligations with principal amounts of $313,940, 5.5% - 13.5%, 12/1/04 - 7/15/12)	285,364	285,000
1.18%, dated 2/27/04 due 3/1/04 (Collateralized by Equity Securities valued at $10,500)	10,001	10,000
J.P. Morgan Securities, Inc. At:
1.13%, dated 2/23/04 due 4/26/04 (Collateralized by Corporate Obligations with principal amounts of $247,014, 0% - 11.38%, 3/1/04 - 7/15/37)	254,502	254,000
1.16%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $197,870, 6.25% - 8.88%, 4/15/04 - 3/1/46)	200,019	200,000
1.18%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $291,026, 5% - 9%, 2/15/05 - 4/15/31)	300,030	300,000
Merrill Lynch, Pierce, Fenner & Smith At:
1.14%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $169,083, 0% - 8.88%, 5/16/05 - 12/15/45)	175,017	175,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
1.16%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $92,872, 3.5% - 8.5%, 8/15/06 - 2/23/25)	$ 100,010	$ 100,000
Morgan Stanley & Co. At:
1.13%, dated 1/29/04 due 3/17/04 (Collateralized by Corporate Obligations with principal amounts of $122,728, 5.75% - 13%, 5/1/06 - 10/1/09)	100,151	100,000
1.14%, dated 2/27/04 due 3/1/04 (Collateralized by Corporate Obligations with principal amounts of $534,618, 0% - 15.41%, 10/15/04 - 11/1/33)	500,048	500,000
TOTAL REPURCHASE AGREEMENTS		3,197,582
TOTAL INVESTMENT PORTFOLIO - 101.3%		15,778,087
NET OTHER ASSETS - (1.3)%		(201,967)
NET ASSETS - 100%		$ 15,576,120
Total Cost for Income Tax Purposes $ 15,778,087
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $229,975,000 or 1.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,020,000,000 or 6.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.22%, 3/2/04	7/31/03	$ 48,000
GE Life & Annuity Assurance Co. 1.21%, 3/1/04	3/31/03	$ 75,000
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit 1.6%, 3/1/04	2/2/04	$ 150,000
Goldman Sachs Group, Inc.: 1.19%, 3/2/04	10/27/03	$ 140,000
1.22%, 8/26/04	1/27/04	$ 101,000
1.25%, 7/8/04	1/5/04	$ 104,000
Hartford Life Insurance Co. 1.32%, 3/1/04	12/16/03	$ 41,000
Jackson National Life Insurance Co. 1.3%, 4/1/04	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 1.29%, 5/3/04	2/24/03	$ 20,000
1.35%, 4/1/04	3/26/02	$ 45,000
Monumental Life Insurance Co.: 1.24%, 3/1/04	7/31/98	$ 10,000
1.27%, 3/1/04	3/12/99	$ 45,000
New York Life Insurance Co. 1.29%, 4/1/04	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co 1.32%, 3/11/04	3/10/03	$ 15,000
Transamerica Occidental Life Ins Co. 1.3%, 5/1/04	4/28/00	$ 55,000
Travelers Insurance Co. 1.23%, 5/22/04	8/21/03	$ 10,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $14,422,000. The weighted average interest rate was 1.11%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,197,582) - See accompanying schedule		$ 15,778,087
Cash		139
Receivable for fund shares sold		47,360
Interest receivable		23,990
Other affiliated receivables		8
Other receivables		98
Total assets		15,849,682

Liabilities
Payable for investments purchased	$ 225,000
Payable for fund shares redeemed	42,925
Accrued management fee	5,454
Other affiliated payables	183
Total liabilities		273,562

Net Assets		$ 15,576,120
Net Assets consist of:
Paid in capital		$ 15,576,426
Accumulated net realized gain (loss) on investments		(306)
Net Assets, for 15,575,769 shares outstanding		$ 15,576,120
Net Asset Value, offering price and redemption price per share ($15,576,120 ÷ 15,575,769 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 94,613

Expenses
Management fee	$ 33,359
Non-interested trustees' compensation	51
Appreciation in deferred trustee compensation account	5
Total expenses before reductions	33,415
Expense reductions	(333)	33,082
Net investment income		61,531
Net realized gain (loss) on investment securities		(267)
Net increase in net assets resulting from operations		$ 61,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,531	$ 175,720
Net realized gain (loss)	(267)	411
Net increase (decrease) in net assets resulting from operations	61,264	176,131
Distributions to shareholders from net investment income	(61,531)	(175,720)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,348,401	10,840,960
Reinvestment of distributions	61,525	175,698
Cost of shares redeemed	(5,960,713)	(10,232,260)
Net increase (decrease) in net assets and shares resulting from share transactions	(550,787)	784,398
Total increase (decrease) in net assets	(551,054)	784,809

Net Assets
Beginning of period	16,127,174	15,342,365
End of period	$ 15,576,120	$ 16,127,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.020	.052	.058	.049
Distributions from net investment income	(.004)	(.011)	(.020)	(.052)	(.058)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.39%	1.10%	1.97%	5.36%	5.91%	4.97%
Ratios to Average Net AssetsD
Expenses before expense reductions	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%A	.41%	.41%	.38%	.38%	.38%
Net investment income	.78%A	1.09%	1.94%	5.15%	5.75%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 15,576	$ 16,127	$ 15,342	$ 13,414	$ 10,242	$ 10,310

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $333.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RMM-SANN-0404 369662
1.700934.106

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.Fidelity.com/goto/proxyguidelines, call 1-800-622-3175, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Annual Report

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 74.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 50.3%
Agency Coupons - 28.3%
3/1/04	0.98% (b)	$ 100,000	$ 99,924
3/1/04	1.00 (b)	70,000	69,968
3/2/04	1.48	25,000	25,000
3/3/04	1.48	20,000	20,000
3/10/04	1.11 (b)	110,000	110,000
3/18/04	1.00 (b)	38,600	38,577
3/19/04	1.05 (b)	16,000	15,980
3/24/04	1.10 (b)	200,000	199,970
3/27/04	0.98 (b)	210,000	209,809
3/28/04	1.01 (b)	100,000	99,947
4/7/04	1.03 (b)	80,000	79,966
6/6/04	0.99 (a)(b)	100,000	99,910
8/15/04	1.28	40,000	40,939
10/25/04	1.18	13,000	13,002
10/25/04	1.35	85,000	85,000
11/2/04	1.35	55,000	55,000
11/15/04	1.43	54,000	54,000
3/29/05	1.40	50,000	50,000
			1,366,992
Discount Notes - 22.0%
3/3/04	1.11	50,000	49,997
3/17/04	1.13	88,000	87,956
3/18/04	1.12	95,800	95,750
3/24/04	1.06	105,000	104,929
4/28/04	1.15	39,700	39,627
5/12/04	1.16	24,000	23,945
5/19/04	1.15	146,000	145,635
6/10/04	1.21	145,000	144,512
6/14/04	1.21	105,000	104,633
6/25/04	1.12	10,000	9,964
9/10/04	1.09	97,000	96,438
11/12/04	1.50	64,000	63,326
1/7/05	1.26	50,000	49,463
2/4/05	1.32	50,000	49,386
			1,065,561
			2,432,553
Federal Home Loan Bank - 17.8%
Agency Coupons - 17.8%
3/1/04	1.03 (b)	80,000	79,958
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
3/15/04	1.09% (b)	$ 210,000	$ 209,937
3/21/04	1.10 (b)	55,000	54,983
3/25/04	1.01 (b)	187,000	186,901
4/19/04	1.04 (b)	19,000	18,991
5/26/04	1.00 (b)	50,000	49,959
7/6/04	1.23	50,000	50,000
8/4/04	1.25	60,000	60,000
8/18/04	1.30	50,000	50,000
9/24/04	1.44	50,000	50,000
2/25/05	1.40	50,000	50,000
			860,729
Freddie Mac - 6.4%
Agency Coupons - 1.6%
7/27/04	1.20	75,000	75,000
Discount Notes - 4.8%
3/12/04	1.15	32,000	31,989
3/25/04	1.30	25,000	24,979
8/10/04	1.10	25,000	24,877
1/3/05	1.32	51,826	51,250
1/11/05	1.26	50,000	49,456
2/8/05	1.33	50,000	49,374
			231,925
			306,925
TOTAL FEDERAL AGENCIES			3,600,207
Repurchase Agreements - 28.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
12/22/03 due 3/22/04 At 1.07%	$ 114,308	114,000
12/23/03 due 3/31/04 At 1.07%	125,368	125,000
1/8/04 due 4/7/04 At 1.05%	105,276	105,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated: - continued
1/29/04 due 5/18/04 At 1.06%	$ 50,162	$ 50,000
2/27/04 due 3/1/04 At 1.07%	978,643	978,556
TOTAL REPURCHASE AGREEMENTS		1,372,556
TOTAL INVESTMENT PORTFOLIO - 102.9%		4,972,763
NET OTHER ASSETS - (2.9)%		(140,496)
NET ASSETS - 100%		$ 4,832,267
Total Cost for Income Tax Purposes $ 4,972,763
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $56,000 all of which will expire on August 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,372,556) - See accompanying schedule		$ 4,972,763
Cash		179
Receivable for fund shares sold		16,096
Interest receivable		5,124
Other receivables		16
Total assets		4,994,178

Liabilities
Payable for investments purchased Regular delivery	$ 50,000
Delayed delivery	99,910
Payable for fund shares redeemed	10,280
Distributions payable	22
Accrued management fee	1,689
Other affiliated payables	10
Total liabilities		161,911

Net Assets		$ 4,832,267
Net Assets consist of:
Paid in capital		$ 4,832,448
Accumulated net realized gain (loss) on investments		(181)
Net Assets, for 4,832,024 shares outstanding		$ 4,832,267
Net Asset Value, offering price and redemption price per share ($4,832,267 ÷ 4,832,024 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 29,205

Expenses
Management fee	$ 10,818
Non-interested trustees' compensation	17
Total expenses before reductions	10,835
Expense reductions	(89)	10,746
Net investment income		18,459
Net realized gain (loss) on investment securities		17
Net increase in net assets resulting from operations		$ 18,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,459	$ 56,060
Net realized gain (loss)	17	(198)
Net increase (decrease) in net assets resulting from operations	18,476	55,862
Distributions to shareholders from net investment income	(18,459)	(56,060)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,520,111	3,115,379
Reinvestment of distributions	18,459	56,007
Cost of shares redeemed	(2,124,421)	(3,047,792)
Net increase (decrease) in net assets and shares resulting from share transactions	(585,851)	123,594
Total increase (decrease) in net assets	(585,834)	123,396

Net Assets
Beginning of period	5,418,101	5,294,705
End of period	$ 4,832,267	$ 5,418,101

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.010	.020	.052	.056	.048
Distributions from net investment income	(.004)	(.010)	(.020)	(.052)	(.056)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.36%	1.03%	2.01%	5.32%	5.74%	4.86%
Ratios to Average Net AssetsD
Expenses before expense reductions	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%A	.41%	.41%	.39%	.39%	.39%
Net investment income	.72%A	1.03%	2.00%	5.15%	5.60%	4.75%
Supplemental Data
Net assets, end of period (in millions)	$ 4,832	$ 5,418	$ 5,295	$ 5,077	$ 4,571	$ 4,199

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $89.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RGM-SANN-0404 369659
1.700932.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 19, 2004